Prepaid expenses and other current assets - Movement of the allowances for the credit losses (Details) - 12 months ended Dec. 31, 2021	CNY (¥)	USD ($)
Prepaid expenses and other current assets
Balance at beginning of year	¥ 1,987,960	$ 311,954
Credit losses for earnings rights associated with the loan assets	(1,223,360)	(191,972)
Balance at end of year	¥ 764,600	$ 119,982